Schedule of compensation of key management personnel (Details)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Significant Related Party Transactions
Salaries and bonuses	$ 328,952	$ 423,000	$ 96,936